EXPLORATION AND EVALUATION PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of exploration and evaluation properties

	South Railroad	Cerro Quema	Monitor Gold	Total
At January 1, 2023	$160,000	$82,429	$314	$242,743
Impairments	—	(72,429)	—	(72,429)
Derecognition	—	—	(314)	(314)
At December 31, 2023	160,000	10,000	—	170,000
Acquisition of Contact Gold Corp. (note 12)	12,203	—	—	12,203
Farm out proceeds (note 12(a)(ii))	(210)	—	—	(210)
At December 31, 2024	$171,993	$10,000	—	$181,993